UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Capital Appreciation and Income Fund

Investor Class (PRCFX)

This annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - Investor Class	$69	0.65%

What drove fund performance during the past 12 months?

  Major U.S. stock and bond market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by stock selection in consumer discretionary, where positions in McDonald’s and O’Reilly Automotive advanced and added value. An underweight allocation to the consumer staples sector was also beneficial. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI.

  On the negative side, security selection in the industrials and business services sector detracted from relative results, driven in part by our exposure to Fortive, a conglomerate with health care assets that were adversely impacted by tariffs early in the year. Stock choices in health care also detracted, where our position in Becton, Dickinson and Company declined. Bond holdings contributed to returns during the period, particularly in government and high yield debt.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
11/29/23	10,000	10,000	10,000
12/31/23	10,315	10,345	10,406
3/31/24	10,672	10,265	10,788
6/30/24	10,825	10,271	10,978
9/30/24	11,340	10,805	11,579
12/31/24	11,247	10,474	11,477
3/31/25	11,321	10,766	11,472
6/30/25	11,934	10,895	12,054
9/30/25	12,359	11,117	12,589
12/31/25	12,580	11,239	12,806

202501-4140694, 202601-5112255

F1577-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (Investor Class)	11.85%	11.62%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	5.75
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	11.58	12.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$400,283
  Number of Portfolio Holdings218
  Investment Advisory Fees Paid (000s)$1,022
  Portfolio Turnover Rate36.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	42.9%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.7
Corporate Bonds	14.6
Bank Loans	12.7
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.7%
Microsoft	3.2
NVIDIA	3.1
Apple	3.1
Hilton Domestic Operating	2.7
Yum! Brands	2.5
Alphabet	2.4
Amazon.com	2.1
TransDigm	2.1
Applied Systems	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation and Income Fund

Investor Class (PRCFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Capital Appreciation and Income Fund

I Class (PRCHX)

This annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - I Class	$52	0.49%

What drove fund performance during the past 12 months?

  Major U.S. stock and bond market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by stock selection in consumer discretionary, where positions in McDonald’s and O’Reilly Automotive advanced and added value. An underweight allocation to the consumer staples sector was also beneficial. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI.

  On the negative side, security selection in the industrials and business services sector detracted from relative results, driven in part by our exposure to Fortive, a conglomerate with health care assets that were adversely impacted by tariffs early in the year. Stock choices in health care also detracted, where our position in Becton, Dickinson and Company declined. Bond holdings contributed to returns during the period, particularly in government and high yield debt.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/23	500,000	500,000	500,000
12/31/23	515,808	517,245	520,281
3/31/24	533,822	513,233	539,408
6/30/24	541,673	513,567	548,876
9/30/24	567,723	540,253	578,928
12/31/24	563,332	523,712	573,835
3/31/25	567,242	538,277	573,609
6/30/25	597,975	544,773	602,687
9/30/25	619,522	555,832	629,458
12/31/25	630,818	561,948	640,304

202501-4140694, 202601-5112255

F1578-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (I Class)	11.98%	11.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	5.75
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	11.58	12.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$400,283
  Number of Portfolio Holdings218
  Investment Advisory Fees Paid (000s)$1,022
  Portfolio Turnover Rate36.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	42.9%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.7
Corporate Bonds	14.6
Bank Loans	12.7
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	24.7%
Microsoft	3.2
NVIDIA	3.1
Apple	3.1
Hilton Domestic Operating	2.7
Yum! Brands	2.5
Alphabet	2.4
Amazon.com	2.1
TransDigm	2.1
Applied Systems	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation and Income Fund

I Class (PRCHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$36,541
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCFX Capital Appreciation and
Income Fund
PRCHX Capital Appreciation and
Income Fund–
.
I Class

T. ROWE PRICE Capital Appreciation and Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
11/29/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 27.12 $ 25.72 $ 25.00
Investment activities
Net investment income
(2)(3)
0.82 0.89 0.07
Net realized and unrealized gain/loss 2.35 1.41 0.72
Total from investment activities 3.17 2.30 0.79
Distributions
Net investment income (0.81) (0.84) (0.07)
Net realized gain (0.20) (0.06) —
Total distributions (1.01) (0.90) (0.07)
NET ASSET VALUE
End of period $ 29.28 $ 27.12 $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
11.85% 9.04% 3.15%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.76% 0.88% 0.88%
(5)
Net expenses after waivers/payments by Price
Associates 0.65% 0.65% 0.65%
(5)
Net investment income 2.89% 3.29% 3.23%
(5)
Portfolio turnover rate 36.3% 36.5% 0.4%
Net assets, end of period (in millions) $223 $125 $33
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
11/29/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 27.12 $ 25.72 $ 25.00
Investment activities
Net investment income
(2)(3)
0.86 0.93 0.08
Net realized and unrealized gain/loss 2.35 1.41 0.71
Total from investment activities 3.21 2.34 0.79
Distributions
Net investment income (0.86) (0.88) (0.07)
Net realized gain (0.20) (0.06) —
Total distributions (1.06) (0.94) (0.07)
NET ASSET VALUE
End of period $ 29.27 $ 27.12 $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
11.98% 9.21% 3.16%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.60% 0.73% 0.88%
(5)
Net expenses after waivers/payments by Price
Associates 0.49% 0.49% 0.48%
(5)
Net investment income 3.04% 3.44% 3.40%
(5)
Portfolio turnover rate 36.3% 36.5% 0.4%
Net assets, end of period (in millions) $177 $95 $25
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  12.7% (1)
AmWINS Group, FRN
1M TSFR + 2.25%, 5.966%, 1/30/32  834,765 837
Applied Systems, FRN
3M TSFR + 2.50%, 6.172%, 2/24/31 (2) 6,479,557 6,513
Applied Systems, FRN
3M TSFR + 4.50%, 8.172%, 2/23/32  1,216,000 1,234
Ascend Learning, FRN
1M TSFR + 3.00%, 6.716%, 12/11/28 (2) 317,807 319
Broadstreet Partners, FRN
1M TSFR + 2.75%, 6.466%, 6/13/31 (2) 3,108,357 3,117
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 5.716%, 1/23/32  540,526 542
CPI Holdco B, FRN
1M TSFR + 2.00%, 5.716%, 5/17/31 (2) 1,388,727 1,391
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.466%, 10/9/29  1,584,273 1,592
Epicor Software, FRN
1M TSFR + 2.50%, 6.216%, 5/30/31  1,080,237 1,083
Filtration Group, FRN
1M TSFR + 2.75%, 6.466%, 10/21/28  4,829,014 4,851
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.477%, 11/8/30  4,829,000 4,856
HUB International, FRN
3M TSFR + 2.25%, 6.12%, 6/20/30  2,712,504 2,725
ICON Luxembourg, FRN
3M TSFR + 2.00%, 5.672%, 7/3/28  1,892,124 1,906
Icon Parent, FRN
3M TSFR + 2.75%, 6.439%, 11/13/31  1,472,375 1,474
Icon Parent, FRN
3M TSFR + 5.00%, 8.841%, 11/12/32  459,000 459
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.716%, 1/21/30 (2) 2,257,642 2,254
Mariner Wealth Advisors, FRN
3M TSFR + 2.25%, 5.936%, 12/30/30 (2) 559,762 562
Ryan Specialty, FRN
1M TSFR + 2.00%, 5.716%, 9/15/31  1,463,508 1,465
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.47%, 1/25/31 (2) 3,870,952 3,885
TransDigm, FRN
1M TSFR + 2.25%, 5.966%, 3/22/30  4,199,656 4,211
UKG, FRN
3M TSFR + 2.50%, 6.338%, 2/10/31  1,799,562 1,800
USI, FRN
3M TSFR + 2.25%, 5.922%, 11/21/29  1,278,818 1,281

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
USI, FRN
3M TSFR + 2.25%, 5.922%, 9/29/30  645,539 647
Varsity Brands, FRN
3M TSFR + 3.00%, 6.672%, 8/26/31  1,763,943 1,770
Total Bank Loans (Cost $50,697) 50,774
COMMON STOCKS  42.9%
COMMUNICATION SERVICES  3.7%
Interactive Media & Services  3.7%
Alphabet, Class A  30,137 9,433
Meta Platforms, Class A  8,125 5,363
Total Communication Services 14,796
CONSUMER DISCRETIONARY  4.0%
Broadline Retail  2.1%
Amazon.com (3) 37,119 8,568
8,568
Diversified Consumer Services  0.2%
Service Corp. International  8,424 657
657
Hotels, Restaurants & Leisure  1.5%
Domino's Pizza  1,761 734
Hilton Worldwide Holdings  2,237 643
McDonald's  5,674 1,734
Yum! Brands  19,977 3,022
6,133
Household Durables  0.2%
TopBuild (3) 1,622 677
677
Total Consumer Discretionary 16,035
CONSUMER STAPLES  0.6%
Household Products  0.6%
Colgate-Palmolive  7,619 602
Procter & Gamble  12,072 1,730
Total Consumer Staples 2,332
ENERGY  1.5%
Oil, Gas & Consumable Fuels  1.5%
Canadian Natural Resources  79,865 2,703
EOG Resources  10,275 1,079

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exxon Mobil  18,481 2,224
Total Energy 6,006
FINANCIALS  4.7%
Banks  1.6%
Bank of America  40,247 2,213
JPMorgan Chase  12,426 4,004
6,217
Capital Markets  1.4%
Charles Schwab  7,427 742
CME Group  4,475 1,222
Morgan Stanley  10,292 1,827
MSCI  1,161 666
Raymond James Financial  7,423 1,192
5,649
Financial Services  1.4%
Mastercard, Class A  4,572 2,610
Visa, Class A  8,922 3,129
5,739
Insurance  0.3%
Willis Towers Watson  3,697 1,215
1,215
Total Financials 18,820
HEALTH CARE  6.6%
Biotechnology  1.1%
AbbVie  6,295 1,438
Cytokinetics (3) 13,462 855
Gilead Sciences  15,518 1,905
4,198
Health Care Equipment & Supplies  1.9%
Abbott Laboratories  27,707 3,472
Becton Dickinson & Company  13,646 2,648
STERIS  3,124 792
Stryker  2,015 708
7,620
Health Care Providers & Services  1.5%
Cardinal Health  1,573 323
Cencora  1,910 645
Cigna Group  3,208 883
HCA Healthcare  2,034 950
McKesson  2,256 1,851

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  4,218 1,392
6,044
Life Sciences Tools & Services  1.3%
Agilent Technologies  11,714 1,594
Danaher  4,448 1,018
IQVIA Holdings (3) 2,560 577
Mettler-Toledo International (3) 588 820
Revvity  10,678 1,033
5,042
Pharmaceuticals  0.8%
Eli Lilly  2,344 2,519
Zoetis  4,887 615
3,134
Total Health Care 26,038
INDUSTRIALS & BUSINESS SERVICES  3.7%
Aerospace & Defense  0.7%
General Dynamics  4,840 1,630
Lockheed Martin  2,500 1,209
2,839
Commercial Services & Supplies  1.2%
Republic Services  6,808 1,443
Veralto  12,273 1,225
Waste Connections  4,494 788
Waste Management  6,396 1,405
4,861
Electrical Equipment  0.4%
AMETEK  4,907 1,007
Hubbell  1,657 736
1,743
Ground Transportation  0.1%
CSX  9,754 354
354
Machinery  1.2%
Illinois Tool Works  3,818 940
Ingersoll Rand  14,722 1,166
Otis Worldwide  11,515 1,006
Parker-Hannifin  1,274 1,120
Snap-on  1,813 625
4,857

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Professional Services  0.1%
Booz Allen Hamilton Holding  6,137 518
518
Total Industrials & Business Services 15,172
INFORMATION TECHNOLOGY  13.5%
Electronic Equipment, Instruments & Components  0.5%
Amphenol, Class A  6,326 855
TE Connectivity  4,865 1,107
Teledyne Technologies (3) 276 141
2,103
IT Services  0.2%
VeriSign  2,492 605
605
Semiconductors & Semiconductor Equipment  4.6%
Advanced Micro Devices (3) 10,035 2,149
Analog Devices  1,286 349
Applied Materials  1,602 412
Broadcom  9,225 3,193
NVIDIA  66,607 12,422
18,525
Software  5.1%
Aurora Innovation (3) 174,596 671
Autodesk (3) 2,523 747
Intuit  1,177 780
Microsoft  26,176 12,659
PTC (3) 12,659 2,205
Roper Technologies  2,344 1,043
Salesforce  5,177 1,372
Workday, Class A (3) 4,364 937
20,414
Technology Hardware, Storage & Peripherals  3.1%
Apple  45,378 12,336
12,336
Total Information Technology 53,983
REAL ESTATE  0.2%
Specialized Real Estate Investment Trusts  0.2%
SBA Communications, REIT  5,136 993
Total Real Estate 993

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  4.1%
Electric Utilities  1.4%
Evergy  18,666 1,353
Exelon  31,861 1,389
OGE Energy  17,237 736
PPL  57,258 2,005
5,483
Multi-Utilities  2.7%
Ameren  28,225 2,819
CenterPoint Energy  73,375 2,813
DTE Energy  7,125 919
NiSource  69,790 2,914
WEC Energy Group  12,248 1,292
10,757
Total Utilities 16,240
Total Miscellaneous Common Stocks  0.3% (4) 1,142
Total Common Stocks (Cost $144,531) 171,557
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER STAPLES  0.2%
Beverages  0.2%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $1,015 (3)(5)(6)(7) 995 995
Total Consumer Staples 995
Total Convertible Preferred Stocks (Cost $1,015) 995
CORPORATE BONDS  14.6%
American Tower, 3.80%, 8/15/29  781,000 769
American Tower, 5.90%, 11/15/33  711,000 761
AmWINS Group, 6.375%, 2/15/29 (8) 380,000 390
Avantor Funding, 3.875%, 11/1/29 (8) 123,000 118
Booz Allen Hamilton, 3.875%, 9/1/28 (8) 782,000 769
Booz Allen Hamilton, 4.00%, 7/1/29 (8) 419,000 410
Booz Allen Hamilton, 5.95%, 8/4/33  705,000 736
Broadcom, 4.15%, 4/15/32 (8) 546,000 534
Broadstreet Partners Group, 5.875%, 4/15/29 (8) 1,076,000 1,075
Capstone Borrower, 8.00%, 6/15/30 (8) 923,000 951
CenterPoint Energy, VR, 5.95%, 4/1/56 (9) 2,106,000 2,120
Crown Castle, 2.25%, 1/15/31  607,000 543

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Ellucian Holdings, 6.50%, 12/1/29 (8) 530,000 542
Fair Isaac, 6.00%, 5/15/33 (8) 1,753,000 1,798
Fortive, 4.30%, 6/15/46  1,213,000 1,004
Gartner, 3.625%, 6/15/29 (8) 1,211,000 1,168
Gartner, 3.75%, 10/1/30 (8) 1,675,000 1,590
Gartner, 4.50%, 7/1/28 (8) 772,000 770
Gartner, 5.60%, 11/20/35  1,149,000 1,150
Hilton Domestic Operating, 3.625%, 2/15/32 (8) 2,817,000 2,613
Hilton Domestic Operating, 4.00%, 5/1/31 (8) 447,000 428
Hilton Domestic Operating, 4.875%, 1/15/30  385,000 386
Hilton Domestic Operating, 5.50%, 3/31/34 (8) 1,223,000 1,232
Hilton Domestic Operating, 5.75%, 9/15/33 (8) 1,092,000 1,117
Howmet Aerospace, 5.95%, 2/1/37  1,071,000 1,161
HUB International, 5.625%, 12/1/29 (8) 1,759,000 1,761
HUB International, 7.25%, 6/15/30 (8) 1,647,000 1,727
IQVIA, 5.70%, 5/15/28  360,000 371
IQVIA, 6.50%, 5/15/30 (8) 360,000 373
Marriott International, Series GG, 3.50%, 10/15/32  991,000 927
MSCI, 3.25%, 8/15/33 (8) 902,000 810
MSCI, 3.625%, 9/1/30 (8) 666,000 637
MSCI, 3.625%, 11/1/31 (8) 527,000 495
MSCI, 3.875%, 2/15/31 (8) 1,220,000 1,173
MSCI, 4.00%, 11/15/29 (8) 812,000 795
NiSource, VR, 5.75%, 7/15/56 (9) 2,124,000 2,140
PRA Health Sciences, 2.875%, 7/15/26 (8) 400,000 397
PTC, 4.00%, 2/15/28 (8) 1,667,000 1,641
SBA Communications, 3.125%, 2/1/29  2,935,000 2,805
Service Corp. International, 3.375%, 8/15/30  266,000 249
Service Corp. International, 4.00%, 5/15/31  630,000 601
TransDigm, 4.625%, 1/15/29  1,270,000 1,262
TransDigm, 6.25%, 1/31/34 (8) 105,000 109
TransDigm, 6.375%, 5/31/33 (8) 829,000 851
TransDigm, 6.75%, 1/31/34 (8) 955,000 995
TransDigm, 7.125%, 12/1/31 (8) 719,000 754
Vail Resorts, 5.625%, 7/15/30 (8) 191,000 194
VICI Properties, 4.125%, 8/15/30 (8) 1,643,000 1,594
VICI Properties, 4.625%, 12/1/29 (8) 1,615,000 1,614
VICI Properties, 5.125%, 5/15/32  526,000 530
Workday, 3.80%, 4/1/32  1,222,000 1,170
Yum! Brands, 3.625%, 3/15/31  1,356,000 1,282
Yum! Brands, 4.625%, 1/31/32  1,410,000 1,383
Yum! Brands, 4.75%, 1/15/30 (8) 1,189,000 1,192
Yum! Brands, 5.35%, 11/1/43  1,325,000 1,284

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands, 5.375%, 4/1/32  1,223,000 1,240
Yum! Brands, 6.875%, 11/15/37  691,000 762
Total Miscellaneous Corporate Bonds  0.3% (4) 1,061
Total Corporate Bonds (Cost $56,999) 58,314
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (3)
(5)(6) 745 751
Total Financials 751
Total Preferred Stocks (Cost $734) 751
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  24.7%
U.S. Treasury Obligations  24.7%
U.S. Treasury Notes, 3.50%, 11/30/30  441,000 437
U.S. Treasury Notes, 3.625%, 8/31/30  2,749,000 2,742
U.S. Treasury Notes, 3.625%, 9/30/30  360,000 359
U.S. Treasury Notes, 3.625%, 10/31/30  2,033,000 2,027
U.S. Treasury Notes, 3.625%, 12/31/30  402,000 400
U.S. Treasury Notes, 3.875%, 4/30/30  5,941,000 5,993
U.S. Treasury Notes, 3.875%, 6/30/30  2,121,000 2,139
U.S. Treasury Notes, 3.875%, 7/31/30  2,537,000 2,558
U.S. Treasury Notes, 3.875%, 8/15/34  7,059,000 6,964
U.S. Treasury Notes, 4.00%, 3/31/30  5,127,000 5,196
U.S. Treasury Notes, 4.00%, 5/31/30  284,000 288
U.S. Treasury Notes, 4.00%, 2/15/34 (10) 14,251,000 14,233
U.S. Treasury Notes, 4.00%, 11/15/35  403,000 398
U.S. Treasury Notes, 4.25%, 11/15/34  11,721,000 11,871
U.S. Treasury Notes, 4.25%, 5/15/35  13,236,000 13,375
U.S. Treasury Notes, 4.25%, 8/15/35  14,628,000 14,763
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,256
U.S. Treasury Notes, 4.50%, 11/15/33  826,000 855
U.S. Treasury Notes, 4.625%, 2/15/35  3,828,000 3,982
98,836
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $97,422) 98,836

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  4.6%
Money Market Funds  4.6%
T. Rowe Price Government Reserve Fund, 3.77% (11)(12) 18,573,762 18,574
Total Short-Term Investments (Cost $18,574) 18,574
Total Investments in Securities
99.9% of Net Assets
(Cost $369,972) $ 399,801
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of December 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,746 and represents 0.4% of net assets.
(7) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at December 31, 2025, was $1,015 and was valued at $995
(0.2% of net assets).
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $32,617 and represents 8.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $125.00 64 802 (12)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 35 439 —
Bank of America
AbbVie, Call, 1/16/26 @
$190.00 30 685 (119)
Bank of America
CenterPoint Energy, Call,
2/20/26 @ $42.00 99 380 (2)
Barclays Bank
Cardinal Health, Call,
1/16/26 @ $140.00 14 288 (93)
Barclays Bank
CME Group, Call, 1/16/26
@ $270.00 8 218 (5)
Barclays Bank
Gilead Sciences, Call,
2/20/26 @ $125.00 40 491 (17)
Barclays Bank
Procter & Gamble, Call,
1/16/26 @ $175.00 74 1,060 —
Citibank
McDonald's, Call, 1/16/26
@ $310.00 19 581 (4)
Citibank
McDonald's, Call, 1/16/26
@ $330.00 12 367 —
Citibank
McDonald's, Call, 1/16/26
@ $335.00 15 458 —
Goldman Sachs
Lockheed Martin, Call,
1/16/26 @ $530.00 19 919 (1)
Goldman Sachs
Lockheed Martin, Call,
1/16/26 @ $550.00 6 290 —
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 8 656 (130)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $350.00 22 772 (11)
JPMorgan Chase
UnitedHealth Group, Call,
1/16/26 @ $600.00 13 429 —
UBS Investment Bank
Danaher, Call, 1/16/26 @
$210.00 25 572 (51)
UBS Investment Bank
Exxon Mobil, Call, 1/16/26
@ $125.00 109 1,312 (3)
Wells Fargo
Cigna Group, Call, 1/16/26
@ $320.00 12 330 —
Wells Fargo
Cigna Group, Call, 1/16/26
@ $330.00 10 275 —
Wells Fargo
Colgate-Palmolive, Call,
1/16/26 @ $105.00 50 395 (3)

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
DTE Energy, Call, 1/16/26
@ $150.00 50 645 (1)
Wells Fargo
EOG Resources, Call,
1/16/26 @ $155.00 48 504 (3)
Wells Fargo
General Dynamics, Call,
1/16/26 @ $300.00 22 741 (83)
Wells Fargo
Yum! Brands, Call, 1/16/26
@ $165.00 41 620 —
Total Options Written (Premiums $(539)) $ (538)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ —# $ — $ 742+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 14,724  ¤  ¤ $ 18,574^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $742 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,574.

T. ROWE PRICE Capital Appreciation and Income Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $369,972) $ 399,801
Interest and dividends receivable 1,785
Receivable for shares sold 884
Cash 454
Due from affiliates 3
Other assets 65
Total assets 402,992
Liabilities
Payable for investment securities purchased 1,407
Payable for shares redeemed 559
Options written (premiums $539) 538
Investment management fees payable 149
Other liabilities 56
Total liabilities 2,709
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 400,283
Net Assets Consist of:
Total distributable earnings (loss) $ 30,622
Paid-in capital applicable to 13,671,676 shares of $0.0001
par value capital stock outstanding; 4,000,000,000 shares
authorized 369,661
NET ASSETS $ 400,283
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $223,630; Shares outstanding: 7,637,414) $ 29.28
I Class
(Net assets: $176,653; Shares outstanding: 6,034,262) $ 29.27

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest $ 8,463
Dividend (net of foreign taxes of $20) 2,406
Total income 10,869
Expenses
Investment management 1,362
Shareholder servicing
Investor Class $ 330
I Class 40 370
Prospectus and shareholder reports
Investor Class 13
I Class 6 19
Custody and accounting 215
Registration 101
Legal and audit 49
Directors 1
Miscellaneous 21
Waived / paid by Price Associates (340)
Total expenses 1,798
Net investment income 9,071

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,566
Options written 118
Net realized gain 2,684
Change in net unrealized gain / loss
Securities 22,851
Options written (118)
Change in net unrealized gain / loss 22,733
Net realized and unrealized gain / loss 25,417
INCREASE IN NET ASSETS FROM OPERATIONS $ 34,488

T. ROWE PRICE Capital Appreciation and Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,071 $ 5,369
Net realized gain 2,684 1,428
Change in net unrealized gain / loss 22,733 6,054
Increase in net assets from operations 34,488 12,851
Distributions to shareholders
Net earnings
Investor Class (6,611) (3,286)
I Class (5,072) (2,596)
Decrease in net assets from distributions (11,683) (5,882)
Capital share transactions
*
Shares sold
Investor Class 154,187 148,245
I Class 106,959 91,513
Distributions reinvested
Investor Class 6,567 2,912
I Class 4,954 2,123
Shares redeemed
Investor Class (75,310) (63,112)
I Class (39,550) (26,518)
Increase in net assets from capital share
transactions 157,807 155,163
Net Assets
Increase during period 180,612 162,132
Beginning of period 219,671 57,539
End of period $ 400,283 $ 219,671
*Share information (000s)
Shares sold
Investor Class 5,471 5,568
I Class 3,774 3,430
Distributions reinvested
Investor Class 230 108
I Class 173 78
Shares redeemed
Investor Class (2,671) (2,347)
I Class (1,405) (975)
Increase in shares outstanding 5,572 5,862

T. ROWE PRICE Capital Appreciation and Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation and Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Capital Appreciation and Income Fund (Investor Class) and the Capital Appreciation and Income
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such

T. ROWE PRICE Capital Appreciation and Income Fund

information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. Prior to March 19, 2025, income distributions, if any, were declared and paid by each class monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Capital Appreciation and Income Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Capital Appreciation and Income Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Capital Appreciation and Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 207,924 $ — $ 207,924
Common Stocks 171,557 — — 171,557
Convertible Preferred Stocks — — 995 995
Preferred Stocks — — 751 751
Short-Term Investments 18,574 — — 18,574
Total $ 190,131 $ 207,924 $ 1,746 $ 399,801
Liabilities
Options Written $ — $ 538 $ — $ 538
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 538
Total $ 538
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 118
Total $ 118

T. ROWE PRICE Capital Appreciation and Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (118)
Total $ (118)

T. ROWE PRICE Capital Appreciation and Income Fund

Collateral may be in the form of cash, debt securities issued by the U.S.
government or related agencies, or equity securities, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $277,000 had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential

T. ROWE PRICE Capital Appreciation and Income Fund

for losses to exceed any premium received by the fund. During the year ended
December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE Capital Appreciation and Income Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $192,360,000 and $93,460,000, respectively, for the year ended
December 31, 2025. Purchases and sales of U.S. government securities aggregated $64,470,000 and $12,372,000, respectively, for the year ended
December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Capital Appreciation and Income Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 10,495 $ 5,882
Long-term capital gain 1,188 —
Total distributions $ 11,683 $ 5,882
($000s)
Cost of investments $ 369,658
Unrealized appreciation $ 32,931
Unrealized depreciation (3,326)
Net unrealized appreciation (depreciation) $ 29,605

T. ROWE PRICE Capital Appreciation and Income Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 408
Undistributed long-term capital gain 609
Net unrealized appreciation (depreciation) 29,605
Total distributable earnings (loss) $ 30,622

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Capital Appreciation and Income Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $728,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $157,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.65% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(197) $(143)

T. ROWE PRICE Capital Appreciation and Income Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Capital Appreciation and Income Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Capital Appreciation and Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Capital Appreciation Fund,
Inc. and Shareholders of T. Rowe Price Capital Appreciation and Income
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation and Income
Fund (one of the funds constituting T. Rowe Price Capital Appreciation Fund,
Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025 and the statement of changes in net assets for each of the two years in the period ended
December 31, 2025, including the related notes, and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period
November 29, 2023 (Inception) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December
31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the years ended December 31, 2025 and
2024, and for the period November 29, 2023 (Inception) through December 31,
2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Capital Appreciation and Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Capital Appreciation and Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,216,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $1,634,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,477,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $7,584,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $15,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1577-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026